Summary of Significant Accounting Policies - Assets Held for Sale (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Assets Held for Sale [Abstract]
Loss on write-down of assets held for sale	$ 5.4	$ 0	$ 0
Assets Held-for-sale, Long Lived, Fair Value Disclosure	$ 16.4